OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS
11.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2017	2018
	US$	US$

Rental and other deposits	852	1,861
Rental deposits paid to lessors for sublease services	409	85
Others	765	2,612

	2,026	4,558